Other Components of Equity - Disclosure of Detailed Information About Other Components Of Equity Explanatory (Detail) - Reserve of gains and losses from investments in Debt instruments [Member]
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Balance at the beginning	$ 12.1	₨ 886.3
Other Comprehensive income for the year	28.3	2,069.0	₨ 1,362.4
Income tax relating to gain/(loss) recognized on debt investments, where applicable	(5.3)	(387.5)	(476.1)
Balance at the end	$ 35.1	₨ 2,567.8	₨ 886.3